ORGANIZATION, OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2012 Incentive Compensation Plan 2012 [Member]	Jul. 02, 2012 Chad M Carpenter [Member]
Accounting Policies [Line Items]
Entity Incorporation, State Country Name	Colorado
Entity Incorporation, Date of Incorporation		Apr. 26, 1995
Common Stock Purchased During Period					5,999,300
Treasury Stock, Shares, Acquired					1,650,000
Business Acquisition, Percentage of Voting Interests Acquired					71.80%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			975,000	33,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Description	Under the 2012 Plan, options may be granted at an exercise price greater than or equal to the market value at the date of the grant, for owners of 10% or more of the voting shares, at an exercise price of not less than 110% of the market value.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,271,760
Property, Plant and Equipment, Useful Life	27 years 6 months
Cash, FDIC Insured Amount		$ 1,911,000